SEI INSTITUTIONAL INVESTMENTS TRUST

International Equity Fund
World Equity Ex-US Fund
Enhanced LIBOR Opportunities Fund

Supplement Dated December 10, 2008
to the Class A Shares Prospectus Dated September 30, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity, World Equity Ex-US and Enhanced LIBOR Opportunities Funds.

Change in Sub-Adviser for the International Equity Fund

In the sub-section entitled "International Equity Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Smith Breeden Associates, Inc. is hereby deleted and replaced with the following:

Declaration Management & Research LLC: Declaration Management & Research LLC (Declaration), located at 1800 Tysons Blvd., Suite 200, McLean, Virginia 22102, serves as a Sub-Adviser to the International Equity Fund. James E. Shallcross, Executive Vice President and Director of Portfolio Management, Bond Griffin, CFA, Vice President, and William P. Callan, Jr., President, serve as the portfolio managers for the portion of the International Equity Fund's assets allocated to Declaration. Mr. Shallcross joined Declaration in 1991 and has 22 years of fixed income experience in mortgage-backed securities, asset-backed securities and corporate credit. He oversees the management of all fixed income portfolios, supervises the investment staff, is a member of the Declaration Investment Committee and is a firm principal. Mr. Shallcross began his tenure at Declaration as a portfolio manager and was named Director of Portfolio Management in 2003. He became an Executive Vice President of the company in 2005. Mr. Griffin joined Declaration in 2007 as an asset-backed securities analyst and portfolio manager. Prior to joining Declaration, he had been an asset-backed securities analyst and portfolio manager at Hyperion Brookfield Asset Management, Inc. since 2003. Mr. Griffin oversees asset-backed securities research and is co-manager of LIBOR Plus portfolios at Declaration. Mr. Callan joined Declaration in 1989 as a Senior Vice President and was named President in 1992. He is responsible for managing overlay portfolios and overseeing research and product development. Mr. Callan is the chairman of the Declaration Investment Committee and is a firm principal. In the past 5 years, Mr. Callan has served as President of Declaration with the responsibilities described above.

There are no other changes in the portfolio management of the International Equity Fund.

Change in Sub-Adviser for the World Equity Ex-US Fund

In the sub-section entitled "World Equity Ex-US Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Smith Breeden Associates, Inc. is hereby deleted and replaced with the following:

Declaration Management & Research LLC: Declaration Management & Research LLC (Declaration), located at 1800 Tysons Blvd., Suite 200, McLean, Virginia 22102, serves as a Sub-Adviser to the World Equity Ex-US Fund. James E. Shallcross, Executive Vice President and Director of Portfolio Management, Bond Griffin, CFA, Vice President, and William P. Callan, Jr., President, serve as the portfolio managers for the portion of the World Equity Ex-US Fund's assets allocated to Declaration. Mr. Shallcross joined Declaration in 1991 and has 22 years of fixed income experience in mortgage-backed securities, asset-backed securities and corporate credit. He oversees the management of all fixed income portfolios, supervises the investment staff, is a member of the Declaration Investment Committee and is a firm principal. Mr. Shallcross began his tenure at Declaration as a portfolio manager and was named Director of Portfolio Management in 2003. He became an Executive Vice President of the company in 2005. Mr. Griffin joined Declaration in 2007 as an asset-backed securities analyst and portfolio manager. Prior to joining Declaration, he had been an asset-backed securities analyst and portfolio manager at Hyperion Brookfield Asset Management, Inc. since 2003. Mr. Griffin oversees asset-backed securities research and is co-manager of LIBOR Plus portfolios at Declaration. Mr. Callan joined Declaration in 1989 as a Senior Vice President and was named President in 1992. He is responsible for managing overlay portfolios and overseeing research and product development. Mr. Callan is the chairman of the Declaration Investment Committee and is a firm principal. In the past 5 years, Mr. Callan has served as President of Declaration with the responsibilities described above.

There are no other changes in the portfolio management of the World Equity Ex-US Fund.

Change in Biographical Information of Portfolio Managers of a Sub-Adviser for the Enhanced LIBOR Opportunities Fund

In the sub-section entitled "Enhanced LIBOR Opportunities Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Highland Capital Management, L.P. is hereby deleted and replaced with the following:

Highland Capital Management, L.P.: Highland Capital Management, L.P. (Highland Capital), located at 13455 Noel Road, Suite 800, Dallas, Texas 75240, serves as a Sub-Adviser to the Enhanced LIBOR Opportunities Fund. Mark Okada, Co-Founder and Chief Investment Officer, and Brad Borud, Partner, senior trader and Chief Investment Officer of Retail Products at Highland Capital, serve as the portfolio managers for the portion of the Enhanced LIBOR Opportunities Fund's assets allocated to Highland Capital. Mr. Okada has been with the firm since its inception in 1993 and has been Highland's Chief Investment Officer for the past 5 years. Mr. Borud joined Highland Capital in 1996 as a portfolio analyst and has been a portfolio manager since 1998.

There are no other changes in the portfolio management of the Enhanced LIBOR Opportunities Fund.

Change in Sub-Adviser for SEI Alpha Strategy Portfolios, LP's SEI LIBOR Plus Portfolio

In the sub-section entitled "SEI LIBOR Plus Portfolio" under the sub-section entitled "SEI Alpha Strategy Portfolios, LP" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Smith Breeden Associates, Inc. is hereby deleted.

There are no other changes in the portfolio management of SEI Alpha Strategy Portfolios, LP's SEI LIBOR Plus Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-538 (12/08)

SEI INSTITUTIONAL INVESTMENTS TRUST

International Equity Fund
World Equity Ex-US Fund

Supplement Dated December 10, 2008
to the Statement of Additional Information ("SAI") Dated September 30, 2008

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and World Equity Ex-US Funds.

Change in Number of Other Accounts Managed by Artisan Partners Limited Partnership

In the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to "Other Accounts" within the text relating to Artisan Partners Limited Partnership is hereby deleted and replaced with the following:

Other Accounts.  As of May 31, 2008, in addition to the Small Cap Fund, Messrs. Satterwhite, Kieffer and Sertl were responsible for the day-to-day management of certain Other Accounts. As of June 30, 2008, Ms. Negrete-Gruson had been appointed as portfolio manager to a portion of the World Equity Ex-US and Emerging Markets Equity Funds, and was responsible for the day-to-day management of certain Other Accounts. These accounts are as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr.	5		$5,869,307,344	3		$8,584,112,744	23		$2,451,111,575
	0	*	$0	0	*	$0	1	*	$127,989,122
Maria Negrete- Gruson	1		$97,000,329	0		$0	0		$0
	0	*	$0	1	*	$125,094,388	0	*	$0

* Accounts listed above are subject to a performance-based advisory fee.

Change in Sub-Adviser for the International Equity and World Equity Ex-US Funds

In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the paragraph relating to Smith Breeden Associates, Inc. is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

DECLARATION MANAGEMENT & RESEARCH LLC—Declaration Management & Research LLC ("Declaration") serves as a sub-adviser to a portion of the International Equity and World Equity Ex-US Funds' assets. Declaration is an SEC registered investment adviser. The firm was founded in 1989 and is located in McLean, Virginia. The firm is an MFC Global Investment Management Company, indirectly wholly owned by John Hancock Financial Services, Inc., a unit of Manulife Financial Corporation.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the text relating to Smith Breeden Associates, Inc. is hereby deleted. In the same sub-section, the following text is hereby added in the appropriate alphabetical order thereof:

Declaration

Compensation.  SIMC pays Declaration a fee based on the assets under management of the International Equity and World Equity Ex-US Funds as set forth in an investment sub-advisory agreement between Declaration and SIMC. Declaration pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity and World Equity Ex-US Funds. The following information relates to the period ended September 30, 2008.

Declaration's investment professionals are compensated under a common comprehensive program. Individual initiative and achievement are acknowledged and encouraged, but Declaration's compensation program is designed to recognize company-wide accomplishments. Declaration's policy on compensation is to pay salaries and incentives at or above the median for investment management firms in Boston and New York. In addition, employees are eligible to participate in a three-part Incentive Compensation Plan, which is composed of the following:

(i) Investment Performance Incentives: This is the largest component of the plan. For each account managed, this bonus pool represents a variable percentage of account revenue based upon short and long term absolute and competitive performance. All employees other than the CEO participate in this pool.

(ii) Profitability Incentives: Certain managers and senior staff members are eligible for compensation based upon Declaration's financial performance. This pool is also adjusted up and down by asset performance as well.

(iii) Senior Management Incentives: Certain senior officers who are elected principals have a non-voting share of the firm's profits. The payment of this incentive accumulates in a deferred compensation plan over a period of years.

Ownership of Fund Shares.  As of the end of the International Equity and World Equity Ex-US Funds' most recently completed fiscal year, Declaration's portfolio managers did not beneficially own any shares of the International Equity or World Equity Ex-US Fund.

Other Accounts.  As of September 30, 2008, in addition to the International Equity and World Equity Ex-US Funds, Declaration's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
James E. Shallcross	9		$3,349,000,000	1		$39,000,000	5		$1,214,000,000
	1	*	$74,000,000	1	*	$39,000,000	1	*	$50,000,000
Bond Griffin	2		$423,000,000	1		$39,000,000	5		$1,214,000,000
	1	*	$74,000,000	1	*	$39,000,000	1	*	$50,000,000
William P. Callan, Jr.	0		$0	0		$0	5		$905,000,000
	0	*	$0	0	*	$0	0	*	$0

* Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests.  Declaration's and the portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the International Equity or World Equity Ex-US Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include registered investment companies, other pooled investment vehicles and various institutional clients. Any such conflict of interest may be exacerbated to the extent that Declaration or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the International Equity and World Equity Ex-US Funds.

Declaration and the portfolio managers may invest for Other Accounts in debt obligations that would be appropriate for the International Equity or World Equity Ex-US Fund and have no duty in making such investments to act in a way that is favorable to the International Equity or World Equity Ex-US Fund or investors in the International Equity or World Equity Ex-US Fund. Such investments may be different from those made on behalf of the International Equity or World Equity Ex-US Fund. Declaration and its affiliates may have economic interests in or other relationships with issuers in whose obligations or securities the International Equity or World Equity Ex-US Fund may invest. In particular, such persons may make or hold an investment in an issuer's securities that may be pari passu, senior or junior in ranking to an investment in such issuer's securities made or held by the International Equity or World Equity Ex-US Fund or in which affiliates of such persons serve on boards of directors or otherwise have ongoing relationships. Each of such ownership and other relationships, including the ownership by Declaration, its affiliates or Other Accounts of securities of different ranking and with different rights than those owned by the International Equity or World Equity Ex-US Fund, may result in securities laws restrictions on transactions in such securities by the International Equity or World Equity Ex-US Fund and otherwise create conflicts of interest for the International Equity or World Equity Ex-US Fund. In such instances, Declaration and its affiliates may in their discretion make investment decisions that may be the same as or different from those made with respect to the International Equity or World Equity Ex-US Fund's investments.

Although Declaration and the portfolio managers will commit a significant amount of their efforts to the management of the International Equity and World Equity Ex-US Funds, they will manage Other Accounts and are not required (and will not be able) to devote all of their time to the management of the International Equity and World Equity Ex-US Funds. The portfolio managers may have conflicts in allocating their time and services among the International Equity and World Equity Ex-US Funds and the Other Accounts.

Declaration or any of its affiliates may from time to time simultaneously or at different times seek to purchase or sell investments for the International Equity and World Equity Ex-US Funds and the Other Accounts. It is Declaration's policy to allocate investment opportunities to the extent practicable to each account, including the International Equity and World Equity Ex-US Funds, over time in a manner which Declaration believes is fair and equitable to each such account (considering applicable account investment constraints). Nevertheless, under some circumstances, such allocation may adversely affect the International Equity or World Equity Ex-US Fund with respect to the price or size of the investments obtainable or saleable.

There are no other changes in the portfolio management of the International Equity or World Equity Ex-US Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-539 (12/08)